Nature of the Business and Basis of Presentation - Additional Information (Details)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 22, 2020	Aug. 31, 2020 USD ($) $ / shares shares	Sep. 27, 2020 USD ($) shares	Sep. 29, 2019 USD ($)	Sep. 27, 2020 USD ($) shares	Sep. 29, 2019 USD ($)	Dec. 29, 2019 USD ($) shares	Dec. 30, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Aug. 28, 2020 shares	May 31, 2019 $ / shares	Apr. 30, 2019 $ / shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Forward stock split					2.46-for-1
Forward stock split conversion ratio	2.46
Share price | $ / shares											$ 5.0087	$ 5.0087
Common stock, shares issued			39,432,161		39,432,161		31,429,898	28,461,978
Shares issued upon conversion of preferred stock								8,192,876
Preferred stock, shares outstanding										0
Net (loss) income | $			$ 1,662,000	$ 823,000	$ 9,531,000	$ 7,636,000	$ 3,312,000	$ 5,629,000	$ (2,145,000)
Retained earnings | $			14,825,000		14,825,000		5,239,000	2,854,000
Expected cash and cash equivalents | $			$ 112,619,000		$ 112,619,000		$ 1,274,000	$ 11,815,000
IPO
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued		10,699,573
Share price | $ / shares		$ 22.00
Common stock, shares issued		5,040,323
Additional common stock shares issued		5,659,250
Gross proceeds from sale of common stock | $		$ 110,887
Shares issued upon conversion of preferred stock		8,192,876								8,192,876
Preferred stock, shares outstanding		0
IPO | Maximum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Additional common stock shares issued		1,395,596